Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivatives Held
The fair values of derivative instruments held as of December 31, 2020 and 2019 are shown below:

		December 31,
	Balance sheet location	2020	2019
Derivative liabilities:
Derivatives designated as cash flow hedges:
Interest rate caps	Accrued liabilities	1,954	420
Interest rate caps	Other long-term liabilities	1,750	2,822

Total derivative liabilities		$3,704	$3,242

Effect of Derivative Instruments Designated as Hedges on Other Comprehensive Income
The following table shows the effect of the Company’s derivative instruments designated as hedges on accumulated other comprehensive income (loss) (“AOCI”) and the statements of income for the years ended December 31, 2020, 2019 and 2018:

			Years ended December 31,
			2020		2019		2018

	Location of gain (loss) reclassified from AOCI into income		Amount of gain (loss) recognized in OCI on derivatives	Amount of gain (loss) reclassified from AOCI into income	Amount of gain (loss) recognized in OCI on derivatives	Amount of gain (loss) reclassified from AOCI into income	Amount of gain (loss) recognized in OCI on derivatives	Amount of gain (loss) reclassified from AOCI into income
Interest rate caps	Interest	(expense) income	$(167)	$(54)	$(3,304)	$(625)	$(981)	$(256)

Schedule of Effect of Cash Flow Hedging Instruments on the Statements of Incomehensive Income (Loss)
The following table shows the effect of the Company’s cash flow hedge accounting on the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018:

	Location and amount of gain (loss) recognized in income on cash flow hedging relationships
	Years ended December 31,
	2020		2019		2018
	Cost of goods sold	Interest (expense) income	Cost of goods sold	Interest (expense) income	Cost of goods sold	Interest (expense) income
Total amounts of income and expense line items presented in the statement of income in which the effects of cash flow hedges are recorded	$(344,967)	$(50,409)	$(365,537)	$(66,872)	$(369,649)	$(72,344)
The effects of cash flow hedging:
Gain (loss) on cash flow hedging relationships:
Interest contracts:
Amount of gain (loss) reclassified from AOCI into income	—	(54)	—	(625)	—	(256)

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income
The following table shows the effect of the Company’s net investment hedges on AOCI and the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018:

	Amount of gain (loss) recognized in OCI on derivative			Location of gain (loss) reclassified from AOCI into income	Amount of gain (loss) reclassified from AOCI into income			Location of gain (loss) recognized in income on derivative (amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (amount excluded from effectiveness testing)
	Years ended December 31,				Years ended December 31,				Years ended December 31,
	2020	2019	2018		2020	2019	2018		2020	2019	2018
Cross currency swaps	$(23,622)	$17,077	$18,843	Net (loss) income from discontinued operations, net of tax (1)	$1,967	$—	$—	Interest (expense) income	$5,090	$7,320	$6,752

(1)	Includes the gain (loss) on the sale of the underlying subsidiary.